7. Goodwill and Intangible Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 290,187	$ 290,187	$ 386,916	$ 428,686
Stock issued for acquisition, value				$ 52,500
Bonnie Boat & Friends [Member]
Stock issued for acquisition, shares			150,000
Stock issued for acquisition, value			$ 52,000